NOTES TO THE CONSOLIDATED STATEMENT OF CASH FLOWS	12 Months Ended
Dec. 31, 2023
Disclosure Of Notes To Consolidated Statement Of Cash Flows [Abstract]
NOTES TO THE CONSOLIDATED STATEMENT OF CASH FLOWS	NOTES TO THE CONSOLIDATED STATEMENT OF CASH FLOWS
(a)Major non-cash transactions
For the year ended December 31, 2022 and 2021, the Company had non-cash additions to collaboration interest-bearing advanced funding of $130.3 million and $119.7 million which was received through the deduction of other payables to a collaborator. There were no such non-cash additions to the collaboration interest-bearing advanced funding in 2023.
For the year ended December 31, 2023, 2022 and 2021, the Company recorded a non-cash fair value loss of $85.8 million, non-cash fair value gain of $20.9 million, and non-cash fair value loss of $6.2 million of warrant liability, respectively.
For the years ended December 31, 2023, 2022 and 2021, the Company had non-cash additions to right-of-use assets of $26.7 million, $23.2 million and $0.7 million, and lease liabilities of $26.7 million, $23.7 million and $0.7 million, in respect of lease arrangements for buildings, respectively.

For the years ended December 31, 2023, 2022 and 2021, the Group had non-cash additions to collaboration prepaid leases included in the other payables and accruals for the assets leased from the collaboration partner of $16.30 million $26.5 million and $7.6 million, respectively, and had non-cash additions to property, plant and equipment included in other payables and accruals of $6.6 million, $5.1 million and $6.7 million, respectively.
(b)Changes in liabilities arising from financing activities

Lease liabilities
US$’000
At January 1, 2023	23,602
Additions of lease liabilities	26,692
Changes from financing cash flows	(3,755)
Disposal	—
Interest expense	1,394
Interest paid classified as operating cash flows	(1,394)
Foreign exchange movement	805
At December 31, 2023	47,344
At January 1, 2022	2,504
Additions of lease liabilities	23,703
Changes from financing cash flows	(2,596)
Disposal	—
Interest expense	527
Interest paid classified as operating cash flows	(527)
Foreign exchange movement	(9)
At December 31, 2022	23,602
At January 1, 2021	3,373
Additions of lease liabilities	678
Changes from financing cash flows	(1,419)
Disposal	(68)
Interest expense	142
Interest paid classified as operating cash flows	(142)
Foreign exchange movement	(60)
At December 31, 2021	2,504
(c)Total cash outflow for leases
The total cash outflow for leases included in the statement of cash flows is as follows:

	2023	2022	2021
	US$’000	US$’000	US$’000
Within operating activities	1,394	527	142
Within financing activities	3,755	2,596	1,419
Short-term leases	2,338	1,132	182
Total	7,487	4,255	1,743